Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through September 1, 2023.

On January 27, 2022, Mountain Crest Acquisition Corp. III (“MCAE”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among MCAE, ETAO and Wensheng Liu, in his capacity as the ETAO’s shareholders’ representative (the “Shareholders’ Representative”). On July 26, 2022, ETAO International Co., Ltd., a Cayman Islands exempted company (“PubCo”) and ETAO Merger Sub, Inc., a Cayman Islands exempted company (“Merger Sub”) joined the Merger Agreement as parties. The Merger Agreement provides for a business combination between MCAE and the Company in a two-step process as follows: (1) MCAE will merge with and into PubCo, a wholly owned subsidiary of the MCAE, with PubCo being the surviving corporation in such merger (the “Redomestication Merger”) and (2) ETAO will merge with and into Merger Sub, a wholly owned subsidiary of PubCo, with ETAO as the surviving corporation in such merger (the “Acquisition Merger”). After giving effect to both the Redomestication Merger and the Acquisition Merger, ETAO would be a wholly owned subsidiary of PubCo (collectively referred to herein as the “Business Combination”).

On February 17, 2023, PubCo consummated the Business Combination pursuant to the terms of the Merger Agreement and ETAO became a wholly owned subsidiary of PubCo.